DEFERRED TAX - Summary of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the year			$ (1,316)
Credited/ (charged) to the profit or loss (Note 23)			(1,157)
Charged (credited) to the other comprehensive income (Note 23)	$ (54)	$ 92	(54)	$ 92
Translation differences			(143)
Deferred tax, net at the end of the year	$ (2,670)		$ (2,670)